Equity - Schedule of Non-controlling Interest Movement (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Beginning balance	$ 218,082	$ 217,280	$ 238,969
Increase participation in Colombia	(151,531)
Comprehensive income	27,894	3,959	(21,689)
Ending balance	94,445	218,082	217,280
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of subsidiaries [line items]
Beginning balance		(3,157)
Ending balance			(3,157)
Revised For IFRS 9 [member]
Disclosure of subsidiaries [line items]
Beginning balance	$ 218,082	214,123	238,969
Ending balance		$ 218,082	$ 214,123